UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 11/30

Portfolio of Investments
RiverSource Minnesota Tax-Exempt Fund
Nov. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.4%)

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Airport (0.7%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2009B A.M.T.
01-01-22	5.00%	$2,200,000	$2,219,096

College (11.4%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.50	6,000,000	5,471,220
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
6th Series 2008T
01-01-28	5.00	3,000,000	3,171,420
Minnesota Higher Education Facilities Authority
Revenue Bonds
Macalester College
6th Series 2004B
03-01-17	5.00	2,395,000	2,614,023
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Benedict College
Series 2008V
03-01-18	5.00	500,000	529,055
03-01-23	4.75	800,000	801,024
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.00	3,000,000	3,163,410
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-28	4.75	1,000,000	1,023,130
10-01-33	4.75	825,000	789,764
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2008W
10-01-30	6.00	3,625,000	3,847,503

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.25	4,900,000		5,013,092
University of Minnesota
Revenue Bonds
Series 1996A Escrowed to Maturity
07-01-21	5.50	8,500,000		9,895,870
University of Minnesota
Revenue Bonds
Series 2009A
04-01-34	5.13	1,000,000		1,059,670

Total				37,379,181

County (5.2%)
County of Hennepin
Prerefunded Unlimited General Obligation Bonds
Series 2003
12-01-23	4.75	2,000,000		2,057,800
County of Hennepin
Unlimited General Obligation Bonds
Series 2008D
12-01-28	5.00	9,355,000	(h)	10,129,220
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02-01-21	5.00	1,035,000		1,172,355
02-01-22	5.00	1,080,000		1,214,752
02-01-23	5.00	1,125,000		1,256,591
02-01-24	5.00	1,170,000		1,299,402

Total				17,130,120

Electric (19.0%)
City of Chaska
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10-01-20	5.25	1,165,000		1,241,005
10-01-30	5.00	3,800,000		3,859,280
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2004A
10-01-29	5.13	5,500,000		5,637,940
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.00	3,000,000		3,056,010
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2007
10-01-32	4.75	3,000,000		2,983,260
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 1998B (AMBAC)
01-01-20	4.75	5,000,000		5,012,750

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.00	2,500,000		2,611,425
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.00	2,500,000		2,694,450
Puerto Rico Electric Power Authority
Prerefunded Revenue Bonds
Series 2003NN (NPFGC)
07-01-32	5.00	2,820,000	(b)	3,207,778
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-19	6.67	17,000,000	(f)	12,097,029
01-01-26	5.19	12,500,000	(f)	5,957,875
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01-01-17	5.25	6,000,000		6,705,600
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 2003A (NPFGC)
01-01-26	5.00	7,250,000		7,369,770

Total				62,434,172

Health Care — Hospital (25.1%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.00	4,300,000		4,340,506
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-20	5.00	1,000,000		1,033,120
05-01-21	5.00	1,500,000		1,544,910
05-01-37	5.25	4,715,000		4,403,716
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2002B (NPFGC)
05-15-15	5.50	2,160,000		2,267,546
05-15-16	5.50	2,200,000		2,299,770
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.75	5,240,000		5,819,596
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.10	6,300,000		6,010,641

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07-01-31	5.15	2,000,000	1,767,000
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03-01-20	5.38	1,940,000	1,934,529
03-01-21	5.38	1,045,000	1,033,192
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-27	5.75	1,000,000	972,720
11-01-37	5.75	2,250,000	2,082,645
Minnesota Agricultural & Economic Development Board
Prerefunded Revenue Bonds
Benedictine Health System
Series 1999A (NPFGC)
02-15-16	4.75	245,000	249,721
Minnesota Agricultural & Economic Development Board
Prerefunded Revenue Bonds
Health Care System
Series 2000A
11-15-22	6.38	4,845,000	5,173,539
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Benedictine Health System
Series 1999A (NPFGC)
02-15-16	4.75	755,000	763,501
Northfield
Revenue Bonds
Series 2006
11-01-31	5.38	1,500,000	1,344,405
St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-26	5.63	6,145,000	6,384,102
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11-15-22	5.00	3,000,000	2,991,450
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.25	5,750,000	5,707,680
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.00	6,145,000	5,951,863
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.00	2,000,000	1,909,140
11-15-35	6.00	1,500,000	1,316,730

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.25	1,000,000	969,950
05-15-26	5.25	1,000,000	951,300
05-15-36	5.25	7,500,000	6,632,099
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Speciality
Series 2009
02-01-29	5.00	2,475,000	2,366,026
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.00	3,525,000	3,529,618

Total			81,751,015

Health Care — Life Care Center (0.5%)
City of Stillwater
Revenue Bonds
Health System Obligation Group
Series 2005
06-01-25	5.00	1,750,000	1,744,400

Health Care — Nursing Home (2.1%)
Annandale Economic Development Authority
Revenue Bonds
Annandale Care Center Project
Series 2007A
11-01-37	5.90	3,385,000	2,865,504
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10-01-27	6.00	1,250,000	1,183,175
10-01-33	6.00	3,000,000	2,748,060

Total			6,796,739

Housing — Multi-family (2.2%)
Austin Housing & Redevelopment Authority
Revenue Bonds
Courtyard Residence Project
Series 2000A
01-01-32	7.25	2,000,000	2,000,540
City of Rochester
Refunding Revenue Bonds
Madonna Towers Incorporated Project
Series 2007A
11-01-28	5.88	2,050,000	1,682,066
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project
Series 2007
11-01-33	5.88	1,500,000	1,337,880

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Steele County
Revenue Bonds
Elderly Housing Project
Series 2000
06-01-30	6.88	2,205,000	2,267,468

Total			7,287,954

Housing — Single Family (6.0%)
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-backed City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.45	1,825,268	1,900,816
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Single Family Housing
Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
12-01-37	4.70	91,737	87,301
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2002B A.M.T.
07-01-33	5.65	2,515,000	2,527,324
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006B A.M.T.
07-01-26	4.75	1,890,000	1,826,742
07-01-31	4.85	2,555,000	2,426,995
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006I A.M.T.
07-01-26	5.05	3,510,000	3,489,185
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006M A.M.T.
01-01-37	5.75	2,900,000	3,005,560
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2007D A.M.T.
01-01-38	5.50	3,690,000	3,814,869
Minnesota Housing Finance Agency
Revenue Bonds
Single Family Mortgage
Series 1996J A.M.T.
07-01-21	5.60	35,000	35,023
Minnesota Housing Finance Agency
Revenue Bonds
Single Family Mortgage
Series 1997K A.M.T.
01-01-26	5.75	590,000	590,283

Total			19,704,098

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Lease (5.0%)
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.00	5,000,000	5,226,900
12-01-27	5.13	10,815,000	11,224,456

Total			16,451,356

Miscellaneous Revenue (2.9%)
City of Minneapolis
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A A.M.T.
06-01-22	5.13	1,035,000	1,020,448
06-01-28	5.00	1,500,000	1,390,590
Minneapolis Community Development Agency
Limited Tax Revenue Bonds
Common Bond Fund
Series 1996-1
06-01-11	6.00	450,000	459,203
Minneapolis Community Development Agency
Prerefunded Limited Tax Revenue Bonds
Common Bond Fund
Series 2001-2A A.M.T.
06-01-19	5.88	1,000,000	1,076,130
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
State University Foundation Project
Series 2002
05-01-18	5.13	3,000,000	3,148,860
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1
Series 2007-5
02-01-32	6.38	2,685,000	2,460,507

Total			9,555,738

Sales or Use Tax (2.9%)
County of Hennepin
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12-15-27	4.75	4,205,000	4,446,661
12-15-29	5.00	1,825,000	1,946,819
County of Hennepin
Revenue Bonds
Sales Tax
Series 2007
12-15-33	4.75	3,000,000	3,062,250

Total			9,455,730

School (9.4%)
City of Maple Grove
Revenue Bonds
North Memorial Health Care
Series 2005
09-01-35	5.00	2,500,000	2,215,775

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	4,000,000		4,187,480
Edina Independent School District #273
Unlimited General Obligation Bonds
Series 2004
02-01-24	4.50	3,400,000		3,482,314
Lake Superior Independent School District #381
Prerefunded Unlimited General Obligation Bonds
Building
Series 2002A (FSA)
(School District Credit Enhancement Program)
04-01-13	5.00	65,000		73,463
Lake Superior Independent School District #381
Unrefunded Unlimited General Obligation Bonds
Building
Series 2002A (FSA)
(School District Credit Enhancement Program)
04-01-13	5.00	1,730,000		1,955,557
Rocori Area Schools Independent School District #750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.75	9,200,000		9,405,436
St. Paul Housing & Redevelopment Authority
Prerefunded Revenue Bonds
Community of Peace Academy Project
Series 2001A
12-01-30	7.88	2,390,000		2,614,445
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10-01-24	5.00	5,000,000		5,190,000
White Bear Lake Independent School District #624
Unlimited General Obligation Refunding Bonds
Series 2002B (NPFGC/FGIC)
(School District Credit Enhancement Program)
02-01-14	5.00	1,480,000		1,603,018

Total				30,727,488

Special District — Special Tax (1.2%)
City of Lakeville
Revenue Bonds
Series 2007
02-01-22	5.00	175,000		153,141
02-01-27	5.00	225,000		190,721
Territory of Guam
Revenue Bonds
Section 30
Series 2009A
12-01-34	5.75	3,500,000	(c)	3,561,250

Total				3,905,112

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Special Purpose Certificates — General Obligations (—%)
Minneapolis Community Development Agency
Limited Tax Revenue Bonds
Common Bond Fund
Series 1997-7A
06-01-12	5.50	135,000	137,076

State (3.8%)
State of Minnesota
Unlimited General Obligation Bonds
Series 2002
11-01-15	5.25	3,575,000	3,994,705
State of Minnesota
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2009F
08-01-21	5.00	7,105,000	8,432,640

Total			12,427,345

Total Municipal Bonds (Cost: $309,096,789)			$319,106,620

Municipal Notes (1.3%)

		Amount
	Effective	payable at
Issue(d,e,g)	yield	maturity	Value(a)
Minneapolis St. Paul
Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
11-15-35	0.26%	$4,205,000	$4,205,000
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
10-01-30	0.23	200,000	200,000

Total Municipal Notes (Cost: $4,405,000)			$4,405,000

Money Market Fund (—%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	55,391	$55,391

Total Money Market Fund (Cost: $55,391)		$55,391

Total Investments in Securities (Cost: $313,557,180)(i)		$323,567,011

Investments in Derivatives
Futures Contracts Outstanding at Nov. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(59)	$(6,989,195)	Jan. 2010	$(112,924)
U.S. Treasury Note, 10-year	(43)	(5,210,391)	Dec. 2009	(134,091)

Total				$(247,015)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2009.

(b)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.0% of net assets at Nov. 30, 2009.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 1.1% of net assets.

(d)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2009, the value of securities subject to alternative minimum tax represented 7.2% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(h)	At Nov. 30, 2009, investments in securities included securities valued at $183,292 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $313,557,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,471,000
Unrealized depreciation	(3,461,000)

Net unrealized appreciation	$10,010,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2009:

	Fair value at Nov. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$319,106,620	$—	$319,106,620

Total Bonds	—	319,106,620	—	319,106,620

Other
Municipal Notes	—	4,405,000	—	4,405,000
Unaffiliated Money Market Fund (a)	55,391	—	—	55,391

Total Other	55,391	4,405,000	—	4,460,391

Investments in Securities	55,391	323,511,620	—	323,567,011
Other Financial Instruments (b)	—	(247,015)	—	(247,015)

Total	$55,391	$323,264,605	$—	$323,319,996

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource New York Tax-Exempt Fund
Nov. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.4%)

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Advanced Refunded (2.6%)
Metropolitan Transportation Authority
Prerefunded Revenue Bonds
Series 1998A (FGIC)
04-01-28	4.75%	$1,000,000	$1,165,430
New York State Dormitory Authority
Prerefunded Revenue Bonds
Series 1990B
05-15-11	7.50	230,000	237,036

Total			1,402,466

City (2.0%)
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2002E
08-01-16	5.75	1,000,000	1,092,980

College (24.2%)
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007-A1
08-01-22	5.00	500,000	509,210
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.13	1,000,000	983,100
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	1,250,000	1,351,437
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-26	5.00	1,000,000	1,077,760
07-01-31	5.00	1,000,000	1,047,340
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03-15-38	5.25	1,000,000	1,040,950

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
North Shore-Long Island Jewish Health System
Series 2009A
05-01-37	5.50	750,000	748,905
New York State Dormitory Authority
Revenue Bonds
Rochester Institute of Technology
Series 2008A
07-01-33	6.00	1,000,000	1,093,150
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.00	1,000,000	1,036,180
New York State Dormitory Authority
Revenue Bonds
Teacher’s College
Series 2009
03-01-39	5.50	500,000	516,350
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.13	900,000	916,686
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2009
09-01-38	5.00	1,500,000	1,516,049
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10-01-27	5.00	750,000	658,778
Town of Hempstead Local Development Corporation
Revenue Bonds
Molloy College Project
Series 2009
07-01-39	5.75	800,000	786,552

Total			13,282,447

County (2.7%)
County of Monroe
Unlimited General Obligation
Refunding & Public Improvement Bonds
Series 1996 (NPFGC)
03-01-15	6.00	1,250,000	1,456,013

Electric (1.4%)
Long Island Power Authority
Revenue Bonds
Series 2009A
04-01-23	5.00	750,000	794,123

Health Care — Hospital (9.8%)
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11-15-27	5.25	1,000,000	988,520

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2005E (NPFGC/FGIC)
02-15-22	5.00	750,000	787,763
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.25	690,000	678,926
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.13	1,250,000	1,143,224
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.00	1,000,000	1,008,330
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-42	6.00	1,000,000	776,420

Total			5,383,183

Housing — Other (1.9%)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
5th General Resolution
Series 2008B
07-01-27	5.00	1,000,000	1,045,390

Housing — Single Family (4.3%)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.40	1,200,000	1,201,356
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.60	500,000	496,905
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.85	675,000	637,949

Total			2,336,210

Lease (9.0%)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-24	5.50	500,000	503,310
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07-01-13	5.75	3,000,000	3,221,280

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount		Value(a)
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.00	500,000		499,570
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series 1990B
05-15-11	7.50	645,000		704,424

Total				4,928,584

Miscellaneous (3.1%)
New York State Dormitory Authority
Revenue Bonds
Mt. Sinai School of Medicine
New York University
Series 2007 (NPFGC)
07-01-37	4.50	1,000,000		875,500
Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Series 2008C
12-01-18	5.25	750,000		841,253

Total				1,716,753

Miscellaneous Revenue (9.4%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.00	750,000		791,700
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.30	700,000		770,147
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.00	500,000		502,345
New York City Industrial Development Agency
Revenue Bonds
Yankee Stadium Pilot
Series 2009 (Assured Guaranty)
03-01-49	7.00	250,000		286,473
New York State Thruway Authority
Revenue Bonds
Transportation
Series 2008A
03-15-28	5.00	1,000,000		1,066,570
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	500,000	(d)	465,520
12-01-23	5.00	250,000	(d)	205,185
Trust for Cultural Resources
Revenue Bonds
Julliard School
Series 2009A
01-01-34	5.00	1,000,000		1,042,980

Total				5,130,920

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Port District (5.4%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 143rd
Series 2006 (FSA) A.M.T.
10-01-21	5.00	1,000,000	1,015,390
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (FSA) A.M.T.
12-01-23	4.50	1,500,000	1,420,770
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 147th
Series 2007 (NPFGC/FGIC) A.M.T.
10-15-26	5.00	500,000	504,265

Total			2,940,425

Special District — Special Tax (5.2%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	1,500,000	1,540,230
New York City Transitional Finance Authority
Revenue Bonds
Series 2009S-5
01-15-32	5.00	1,000,000	1,028,730
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.00	250,000	265,525

Total			2,834,485

Toll Road (6.1%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2005F
11-15-35	5.00	500,000	500,245
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.00	500,000	534,595
New York State Thruway Authority
Revenue Bonds
Series 2009A-1
04-01-29	5.00	1,000,000	1,048,600
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11-15-29	5.13	1,000,000	1,024,900
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.00	250,000	255,060

Total			3,363,400

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Water & Sewer (10.3%)
Erie County Water Authority
Revenue Bonds
4th Resolution
Series 2007 (NPFGC)
12-01-34	4.75	500,000	500,330
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.75	1,000,000	1,096,800
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.00	1,500,000	1,531,319
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.50	500,000	476,810
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.00	1,000,000	1,016,910
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.00	1,000,000	1,025,870

Total			5,648,039

Total Municipal Bonds (Cost: $51,771,887)			$53,355,418

Municipal Notes (1.1%)

		Amount
	Effective	payable at
Issue(b,c,e)	yield	maturity	Value(a)
New York State Dormitory Authority
Revenue Bonds
Cornell University
V.R.D.N. Series 2008B (Bank of America)
07-01-37	0.22%	$600,000	$600,000

Total Municipal Notes (Cost: $600,000)			$600,000

Money Market Fund (0.2%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	108,359	$108,359

Total Money Market Fund (Cost: $108,359)		$108,359

Total Investments in Securities (Cost: $52,480,246)(f)		$54,063,777

At Nov. 30, 2009, $20,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Investments in Derivatives
Futures Contracts Outstanding at Nov. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(10)	$(1,184,609)	Jan. 2010	$(19,140)
U.S. Treasury Note, 10-year	(8)	(969,375)	Dec. 2009	(24,947)

Total				$(44,087)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2009, the value of securities subject to alternative minimum tax represented 10.5% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $670,705 or 1.2% of net assets.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(f)	At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $52,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,393,000
Unrealized depreciation	(809,000)

Net unrealized appreciation	$1,584,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2009:

	Fair value at Nov. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	unobservable
Description	identical assets	inputs	Inputs	Total

Bonds
Municipal Bonds	$—	$53,355,418	$—	$53,355,418

Total Bonds	—	53,355,418	—	53,355,418

Other
Municipal Notes	—	600,000	—	600,000
Unaffiliated Money Market Fund (a)	108,359	—	—	108,359

Total Other	108,359	600,000	—	708,359

Investments in Securities	108,359	53,955,418	—	54,063,777
Other Financial Instruments (b)	(44,087)	—	—	(44,087)

Total	$64,272	$53,955,418	$—	$54,019,690

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                RiverSource Special Tax-Exempt Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date January 28, 2010